PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	$ 1,387,986	$ 539,619
Additions	2,130,240	1,030,176
Lease modifications		(28,375)
Depreciation	(149,127)	(153,434)
Carrying amount, ending balance	3,369,099	1,387,986
At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	1,550,144
Carrying amount, ending balance	3,680,384	1,550,144
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	(162,158)
Carrying amount, ending balance	(311,285)	(162,158)
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	922,118	65,858
Additions	1,179,703	889,988
Lease modifications		0
Depreciation	(33,802)	(33,728)
Carrying amount, ending balance	2,068,019	922,118
Plant and Equipment [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	956,805
Carrying amount, ending balance	2,136,508	956,805
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	(34,687)
Carrying amount, ending balance	(68,489)	(34,687)
Right-of-use Assets [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	465,868	473,761
Additions	950,537	140,188
Lease modifications		(28,375)
Depreciation	(115,325)	(119,706)
Carrying amount, ending balance	1,301,080	465,868
Right-of-use Assets [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	593,339
Carrying amount, ending balance	1,543,876	593,339
Right-of-use Assets [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	(127,471)
Carrying amount, ending balance	$ (242,796)	$ (127,471)